FINANCIAL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL EXPENSES
Total financial expenses	$ 331.0	$ 244.6	$ 232.1
Third parties
FINANCIAL EXPENSES
Interest on long-term debt	366.1	235.3	228.0
Amortization of financing costs	8.0	5.8	6.1
Interest on lease liabilities	16.2	5.3	5.4
Interest on net defined benefit liability	0.9	3.1	5.4
(Gain) loss on foreign currency translation of short-term monetary items	(0.6)	2.8	(1.1)
Other	4.3	0.5	(3.7)
Total financial expenses	394.9	252.8	240.1
Affiliated corporations
FINANCIAL EXPENSES
Interest expense	126.2	182.5	175.5
Dividend income	(127.5)	(184.4)	(177.4)
Interest on lease liabilities	1.3	1.5	1.7
Interest income	(63.9)	(7.8)	(7.8)
Total financial expenses	$ (63.9)	$ (8.2)	$ (8.0)